(LOSS) PER SHARE (Details) - USD ($)	3 Months Ended				9 Months Ended			12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Numerator
Net income								$ 1,036,148
Change in fair value of warrant derivative liability	$ (771,341)	$ (870,913)	$ (2,457,778)	$ 6,387,473	$ (2,510,388)	$ (6,871,597)	$ 0	(7,742,555)	$ (484,124)	$ 6,387,473
Net (loss) used in computation of diluted EPS								$ (6,706,407)
Denominator
Basic weighted average number of shares outstanding	96,362,541	72,455,753	72,412,532		90,286,864	67,210,266	48,225,034	71,554,822	67,210,266	50,226,548
Warrants								8,429,435
Diluted weighted average number of shares outstanding	93,043,498	72,455,753	72,412,532		94,320,801	67,210,266	48,225,034	79,984,257	67,210,266	50,226,548
Diluted loss per share	$ (0.01)	$ (0.01)	$ 0.02		$ (0.03)	$ 0.03	$ (0.05)	$ (0.08)	$ (0.08)	$ (0.20)